RELATED PARTY TRANSACTIONS - Compensation of Key Management Personnel (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related Party [Abstract]
Salaries, incentives and short-term benefits	$ 3	$ 4
Share-based awards	2	2
Compensation of Key Management Personnel	$ 5	$ 6